Supplemental Cash Flow Information	6 Months Ended
Oct. 31, 2024
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
15.
SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash investing and financing transactions (in thousands)	October 31, 2024 $	October 31, 2023 $
Acquisition of building, vehicle and equipment by lease	141	2,729
Settlement of debentures	1,033	—

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2024 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	October 31, 2024 $
Deferred acquisition payments	284	—	—	—	5	9	298
Debentures	—	—	4,059	(1,033)	—	67	3,093
Leases	13,680	(801)	141	—	—	310	13,330
Total	13,964	(801)	4,200	(1,033)	5	386	16,721

			Non-cash changes
(in thousands)	April 30, 2023 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	October 31, 2023 $
Deferred acquisition payments	717	—	—	(146)	10	(10)	571
Leases	7,267	(715)	2,729	—	—	293	9,574
Total	7,984	(715)	2,729	(146)	10	283	10,145